Document and Entity Information Document	Feb. 23, 2022
Cover Page [Abstract]
Amendment Flag	false
Entity Central Index Key	0001511337
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	RLJ LODGING TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35169
Entity Tax Identification Number	27-4706509
Entity Address, Address Line One	3 Bethesda Metro Center Suite 1000
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	280-7777
Title of 12(b) Security	Common Shares of beneficial interest, par value $0.01 per share
Trading Symbol	RLJ
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false